INCOME TAXES - Deferred Income Tax Assets (Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets related to:
Loans receivable	$ 0	$ 1,027
Accrued expenses and other reserves	3,267	3,668
Compensation accruals	4,954	3,913
Deferred revenue	78	86
State and provincial net operating loss carryforwards	1,611	821
Foreign net operating loss and capital loss carryforwards	3,592	3,373
Gross deferred tax assets	13,502	12,888
Less: Valuation allowance	(6,996)	(4,375)	$ (3,717)	$ (3,257)
Net deferred tax assets	6,506	8,513
Deferred tax liabilities related to:
Property and equipment	(3,870)	(3,488)
Goodwill and other intangible assets	(14,508)	(14,769)
Prepaid expenses and other assets	(197)	(344)
Loans receivable	(127)	0
Gross deferred tax liabilities	(18,702)	(18,601)
Net deferred tax liabilities	$ (12,196)	$ (10,088)